Warrants	12 Months Ended
Dec. 31, 2022
Disclosure of Warrants [Abstract]
Warrants
15.	Warrants

	Number of Warrants	Weighted Average Exercise Price (CAD$)
Balance, December 31, 2019	-	-
Issued	36,858	5.25
Balance, December 31, 2020	36,858	5.25
Issued (note 14(b)(v)(vi)(vii))	783,436	8.30
Expired	(36,858)	5.25
Balance, December 31, 2021	783,436	8.30
Issued (note 14(b)(ix))	242,380	6.25
Balance, December 31, 2022	1,025,816	7.81

The following table reflects the warrants issued and outstanding as of December 31, 2022:

Number of Warrants Outstanding	Exercise Price (CAD$)	Weighted Average Contractual Life (years)	Expiry Date
249,688	10.01	1.21	March 16, 2024(1)
222,222	6.75	1.47	June 18, 2024(1)
311,526	8.025	2.27	April 9, 2025(1)
242,380	6.25	2.69	September 9, 2025(1)
1,025,816	7.81	1.94

The following table reflects the warrants issued and outstanding as of December 31, 2021:

Number of Warrants Outstanding	Exercise Price (CAD$)	Weighted Average Contractual Life (years)	Expiry Date
249,688	10.01	2.21	March 16, 2024(1)
222,222	6.75	2.47	June 18, 2024(1)
311,526	8.025	3.27	April 9, 2025(1)
783,436	8.30	2.71

The following table reflects the warrants issued and outstanding as of December 31, 2020:

Number of Warrants Outstanding	Exercise Price (CAD$)	Weighted Average Contractual Life (years)	Expiry Date
36,858	5.25	0.87	August 14, 2021
36,858	5.25	0.87

(1)	Broker warrants.